SCHEDULE OF LOANS PAYABLE (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Opening balance	$ 93,317	$ 97,916
Issuance of loans payable		60,000
Fair value adjustment	(4,891)	(24,576)
Repayment of loans payable	(6,746)	(44,428)
Accretion expense	4,891	4,405
Ending balance	$ 86,571	$ 93,317